Subordinated liabilities	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Subordinated liabilities

28	Subordinated liabilities

HSBC’s subordinated liabilities
	2018	2017
	$m	$m
At amortised cost	22,437	19,826
– subordinated liabilities	20,651	17,988
– preferred securities	1,786	1,838
Designated at fair value (Note 24)	14,693	24,290
– subordinated liabilities	14,282	23,831
– preferred securities	411	459
At 31 Dec	37,130	44,116
Issued by HSBC subsidiaries	13,168	15,470
Issued by HSBC Holdings	23,962	28,646
Subordinated liabilities rank behind senior obligations and generally count towards the capital base of HSBC. Capital securities may be called and redeemed by HSBC subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator. If not redeemed at the first call date, coupons payable may step up or become floating rate based on interbank rates. On capital securities other than floating rate notes, interest is payable at fixed rates of up to 10.176%.
The balance sheet amounts disclosed in the following table are presented on an IFRS basis and do not reflect the amount that the instruments contribute to regulatory capital principally due to regulatory amortisation and regulatory eligibility limits.

HSBC’s subordinated liabilities in issue
					2018	2017
		Footnotes	First call date	Maturity date	$m	$m
Additional tier 1 capital securities guaranteed by HSBC Holdings plc		1
$900m	10.176% non-cumulative step-up perpetual preferred securities, series 2		Jun 2030		892	892
					892	892
Additional tier 1 capital securities guaranteed by HSBC Bank plc		1
£300m	5.862% non-cumulative step-up perpetual preferred securities		Apr 2020		411	459
£700m	5.844% non-cumulative step-up perpetual preferred securities		Nov 2031		894	946
					1,305	1,405
Tier 2 securities issued by HSBC Bank plc
$750m	Undated floating rate primary capital notes		Jun 1990		750	750
$500m	Undated floating rate primary capital notes		Sep 1990		500	500
$300m	Undated floating rate primary capital notes, series 3		Jun 1992		300	300
$300m	7.65% subordinated notes		—	May 2025	300	375
					1,850	1,925

£350m	5.00% callable subordinated notes	2	Mar 2018	Mar 2023	—	496
£300m	6.50% subordinated notes		—	Jul 2023	382	405
£350m	5.375% callable subordinated step-up notes	3	Nov 2025	Nov 2030	513	584
£500m	5.375% subordinated notes		—	Aug 2033	757	912
£225m	6.25% subordinated notes		—	Jan 2041	286	303
£600m	4.75% subordinated notes		—	Mar 2046	758	802
					4,546	5,427
Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Ltd
$400m	Primary capital undated floating rate notes (third series)		Jul 1991		400	400
					400	400
Tier 2 securities issued by HSBC Bank Malaysia Berhad
MYR500m	5.05% subordinated bonds		Nov 2022	Nov 2027	121	123
					121	123
Tier 2 securities issued by HSBC USA Inc.
$750m	5.00% subordinated notes		—	Sep 2020	747	748
$250m	7.20% subordinated debentures		—	Jul 2097	221	221
	Other subordinated liabilities each less than $150m	4			269	277
					1,237	1,246
Tier 2 securities issued by HSBC Bank USA, N.A.
$1,250m	4.875% subordinated notes		—	Aug 2020	1,226	1,236
$1,000m	5.875% subordinated notes		—	Nov 2034	1,106	1,272
$750m	5.625% subordinated notes		—	Aug 2035	829	955
$700m	7.00% subordinated notes		—	Jan 2039	697	700
					3,858	4,163
Tier 2 securities issued by HSBC Finance Corporation
$2,939m	6.676% senior subordinated notes	5	—	Jan 2021	507	1,092

Tier 2 securities issued by HSBC Bank Canada
	Other subordinated liabilities each less than $150m		Oct 1996	Nov 2083	29	31
					29	31
Securities issued by HSBC Mexico, S.A.
$300m	Non-convertible subordinated obligations	6, 7	Jun 2014	Jun 2019	—	240
	Other subordinated liability less than $150m	2, 6			—	115
					—	355
Securities issued by other HSBC subsidiaries
Other subordinated liabilities each less than $200m		4			273	336
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec		8			13,168	15,470

1	See paragraph below, ‘Guaranteed by HSBC Holdings or HSBC Bank plc’.

2	These securities were redeemed in the first quarter of 2018.

3	The interest rate payable after November 2025 is the sum of the three-month sterling Libor plus 1.50% percentage points.

4	Some securities included here are ineligible for inclusion in the capital base of HSBC.

5	HSBC tendered for these securities in 2017. In January 2018, a further tender was conducted. The principal balance is now $507m. The original notional of these securities is $2,939m.

6	These securities are ineligible for inclusion in the capital base of HSBC.

7	Approximately $60m of these securities were held by HSBC Holdings.

8	Information regarding the effects of adoption of IFRS 9 can be found in Note 37.

HSBC Holdings’ subordinated liabilities
	2018	2017
	$m	$m
At amortised cost	17,715	15,877
Designated at fair value (Note 24)	7,282	13,394
At 31 Dec	24,997	29,271

HSBC Holdings’ subordinated liabilities in issue
			First call	Maturity	2018	2017
		Footnotes	date	date	$m	$m
Tier 2 securities issued by HSBC Holdings plc
Amounts owed to third parties
$2,000m	4.25% subordinated notes	2,3	—	Mar 2024	2,001	2,038
$1,500m	4.25% subordinated notes	2	—	Aug 2025	1,494	1,586
$1,500m	4.375% subordinated notes	2	—	Nov 2026	1,470	1,580
$488m	7.625% subordinated notes	1	—	May 2032	549	553
$222m	7.35% subordinated notes	1	—	Nov 2032	246	248
$2,000m	6.5% subordinated notes	1	—	May 2036	2,040	2,042
$2,500m	6.5% subordinated notes	1	—	Sep 2037	2,419	3,365
$1,500m	6.8% subordinated notes	1	—	Jun 2038	1,489	1,489
$1,500m	5.25% subordinated notes	2,3	—	Mar 2044	1,661	1,755

£650m	5.75% subordinated notes	2	—	Dec 2027	960	1,114
£650m	6.75% subordinated notes	2	—	Sep 2028	826	873
£750m	7.0% subordinated notes	2	—	Apr 2038	992	1,043
£900m	6.0% subordinated notes	2	—	Mar 2040	1,156	1,199

€1,600m	6.25% subordinated notes	2	—	Mar 2018	—	1,918
€1,750m	6.0% subordinated notes	2	—	Jun 2019	2,125	2,349
€1,500m	3.375% subordinated notes	2,3	Jan 2019	Jan 2024	1,719	1,827
€1,500m	3.0% subordinated notes	2	—	Jun 2025	1,725	2,037
€1,000m	3.125% subordinated notes	2	—	Jun 2028	1,233	1,363
					24,105	28,379
Amounts owed to HSBC undertakings
$900m	10.176% subordinated step-up cumulative notes		Jun 2030	Jun 2040	892	892
					892	892
At 31 Dec					24,997	29,271

1	Amounts owed to third parties represent securities included in the capital base of HSBC as tier 2 securities in accordance with the grandfathering provisions under CRD IV rules.

2	These securities are included in the capital base of HSBC as fully CRD IV-compliant tier 2 securities on an end point basis.
3 These subordinated notes are measured at amortised cost in HSBC Holdings, where the interest rate risk is hedged using a fair value hedge, while they are measured at fair value in the Group.
Additional tier 1 capital securities
Additional tier 1 capital securities are perpetual subordinated securities on which coupon payments may be deferred or cancelled at the discretion of HSBC. The securities presented in this Note are accounted for as liabilities because HSBC has an obligation to pay dividends in perpetuity. See Note 32 for additional tier 1 capital securities accounted for as equity.
The additional tier 1 securities presented in this section do not meet the identifying criteria in full for recognition as tier 1 capital under CRD IV, but are eligible as regulatory capital subject to grandfathering limits and progressive phase-out.
Guaranteed by HSBC Holdings or HSBC Bank plc
Capital securities guaranteed by HSBC Holdings or HSBC Bank plc were issued by the Jersey limited partnerships. The proceeds of these were lent to the respective guarantors by the limited partnerships in the form of subordinated notes. They qualify as additional tier 1 capital for HSBC under CRD IV by virtue of the application of grandfathering provisions, and the two capital securities guaranteed by HSBC Bank plc also qualify as additional tier 1 capital for HSBC Bank plc (on a solo and a consolidated basis) under CRD IV by virtue of the same grandfathering process.
These preferred securities, together with the guarantee, are intended to provide investors with economic rights equivalent to the rights that they would have had if they had purchased non-cumulative perpetual preference shares of the relevant issuer. There are limitations on the payment of distributions if such payments are prohibited under UK banking regulations or other requirements, if a payment would cause a breach of HSBC’s capital adequacy requirements, or if HSBC Holdings or HSBC Bank plc has insufficient distributable reserves (as defined).
HSBC Holdings and HSBC Bank plc have individually covenanted that, if prevented under certain circumstances from paying distributions on the preferred securities in full, they will not pay dividends or other distributions in respect of their ordinary shares, or repurchase or redeem their ordinary shares, until the distribution on the preferred securities has been paid in full.
If the consolidated total capital ratio of HSBC Holdings falls below the regulatory minimum required, or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Holdings, the holders’ interests in the preferred securities guaranteed by HSBC Holdings will be exchanged for interests in preference shares issued by HSBC Holdings that have economic terms which are in all material respects equivalent to the preferred securities and their guarantee.
If any of the two issues guaranteed by HSBC Bank plc are outstanding in April 2049 or November 2048 respectively, or if the consolidated total capital ratio of HSBC Bank plc falls below the regulatory minimum required, or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Bank plc, the holders’ interests in the preferred securities guaranteed by HSBC Bank plc will be exchanged for interests in preference shares issued by HSBC Bank plc that have economic terms which are in all material respects equivalent to the preferred securities and their guarantee.
Tier 2 capital securities
Tier 2 capital securities are either perpetual or dated subordinated securities on which there is an obligation to pay coupons. These capital securities are included within HSBC's regulatory capital base as tier 2 capital under CRD IV by virtue of the application of grandfathering provisions (with the exception of identified securities that are compliant with CRD IV end point rules). In accordance with CRD IV, the capital contribution of all tier 2 securities is amortised for regulatory purposes in their final five years before maturity.